Accounting Policies, by Policy (Policies) - Staffing 360 Solutions, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These condensed consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States (“GAAP”), expressed in U.S. dollars. All amounts are in thousands, except share, per share and par values, unless otherwise indicated.

The accompanying condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with GAAP. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States (“GAAP”), expressed in U.S. dollars. All amounts are in thousands, except share and par values, unless otherwise indicated.

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the GAAP. All significant intercompany balances and transactions have been eliminated in consolidation.

Year End

The Company’s fiscal year end follows a 52-53-week year ending on the Saturday closest to the 31st of December. This report is for the period from January 1, 2023 to December 30, 2023 (“Fiscal 2023”). The prior year’s report was for the period from January 2, 2022 to December 31, 2022, (“Fiscal 2022”).

Liquidity

Liquidity

The accompanying condensed consolidated financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Significant assumptions underlie this belief, including, among other things, that there will be no material adverse developments in our business, liquidity, capital requirements and that our credit facilities with our lenders will remain available to us. As shown in the accompanying condensed consolidated financial statements as of the quarter ended September 28, 2024, the Company has an accumulated deficit of $134,426 and a working capital deficit of $48,818. On September 28, 2024, we had total gross debt of $19,816 and $1,498 of cash on hand. We have historically met our cash needs through a combination of cash flows from operating activities, term loans, promissory notes, convertible notes, private placement offerings and sales of equity. Our cash requirements are generally for operating activities and debt repayments.

Due to the timing of select liabilities coming due, we are in discussion with our lenders to determine the best manner to settle these liabilities.

The condensed consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared assuming that we will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Significant assumptions underlie this belief, including, among other things, that there will be no material adverse developments in our business, liquidity, capital requirements and that our credit facilities with our lenders will remain available to us.

Further, the notes issued to Jackson Investment Group LLC (“Jackson”) includes certain financial customary covenants and the Company is currently not in compliance. We are working with the lenders to bring the Company into compliance with these covenants.

The entire outstanding principal balance of the Jackson Notes (as defined herein), which was $10,116 as of September 28, 2024, shall be due and payable on January 13, 2025. The debt represented by the Jackson Note continues to be secured by substantially all of the Company’s domestic subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017, as amended. The Company also has a $32,500 revolving loan facility with MidCap Funding X Trust (“MidCap”). The MidCap facility has a maturity date of December 5, 2024.

Liquidity

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Significant assumptions underlie this belief, including, among other things, that there will be no material adverse developments in our business, liquidity, capital requirements and that our credit facilities with our lenders will remain available to us. As shown in the accompanying financial statements as of the year ended December 30, 2023, the Company has an accumulated deficit of $127,056 and a working capital deficit of $45,419. At December 30, 2023, we had total gross debt of $19,116 and $721 of cash on hand. We have historically met our cash needs through a combination of cash flows from operating activities, term loans, promissory notes, convertible notes, private placement offerings and sales of equity. Our cash requirements are generally for operating activities and debt repayments.

Due to the timing of select liabilities coming due we are in discussion with our lenders to determine the best manner to settle these liabilities.

The entire outstanding principal balance of the Jackson Notes, which is $10,116 as of December 30, 2023, shall be due and payable on October 14, 2024. The debt represented by the Jackson Notes continues to be secured by substantially all of the Company’s domestic subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017, as amended. The Company also has a $32,500 revolving loan facility with MidCap. The MidCap Facility has a maturity date of September 6, 2024.

Going Concern

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern. Historically, the Company has funded such payments either through cash flow from operations or the raising of capital through additional debt or equity. If the Company is unable to obtain additional capital, such payments may not be made on time.

The Board of the Company is reviewing all of the strategic options open to it in determining how to resolve the Going Concern qualification and will update Stockholders as and when any material solution has been determined and ready to be acted upon. These solutions may include, but are not limited to, the restructuring of debt and raising of additional debt, management of expenditures, raising of additional equity, potential dispositions of assets, in addition to what has already happened in disposing of the UK operation to protect cashflows.

The Company’s negative working capital and liquidity position combined with the uncertainty generated by the economic reaction to the COVID-19 pandemic raise substantial doubt about the Company’s ability to continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected. Significant estimates for the quarters ended September 28, 2024 and September 30, 2023 include the measurement of credit losses, valuation of intangible assets, including goodwill, borrowing rate consideration for right-of-use (“ROU”), liabilities associated with earn-out obligations, testing long-lived assets for impairment, valuation reserves against deferred tax assets and penalties in connection with outstanding payroll tax liabilities, stock based compensation and fair value of warrants and options.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected. Significant estimates for Fiscal 2023 and Fiscal 2022 include the measurement of credit losses, valuation of intangible assets, including goodwill, borrowing rate consideration for right-of-use (“ROU”), liabilities associated with earn-out obligations, testing long-lived assets for impairment, valuation reserves against deferred tax assets and penalties in connection with outstanding payroll tax liabilities, stock based compensation and fair value of warrants and options.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has primarily two main forms of revenue — temporary contractor revenue and permanent placement revenue. Temporary contractor revenue is accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the Company’s performance on an hourly or daily basis. The contracts stipulate weekly or monthly billing, and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as we have the right to payment in an amount that corresponds directly with the value of performance completed to date. Permanent placement revenue is recognized on the date the candidate’s full-time employment with the customer has commenced. The customer is invoiced on the start date, and the contract stipulates payment due under varying terms, typically 30 days. The contract with the customer stipulates a guarantee period whereby the customer may be refunded if the employee is terminated within a short period of time, however this has historically been infrequent, and immaterial upon occurrence. As such, the Company’s performance obligations are satisfied upon commencement of the employment, at which point control has transferred to the customer. Revenue for the three and nine months ended September 28, 2024 was comprised of $45,676 and $130,922 of temporary contractor revenue and $422 and $797 of permanent placement revenue, respectively compared with $49,351 and $144,863 of temporary contractor revenue and $186 and $913 permanent placement revenue for the three and nine months ended September 30, 2023, respectively. Refer to Note 11 — Segment Information for further details on breakdown by segments.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has primarily two main forms of revenue — temporary contractor revenue and permanent placement revenue. Temporary contractor revenue is accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the Company’s performance on an hourly or daily basis. The contracts stipulate weekly or monthly billing, and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as we have the right to payment in an amount that corresponds directly with the value of performance completed to date. Permanent placement revenue is recognized on the date the candidate’s full-time employment with the customer has commenced. The customer is invoiced on the start date, and the contract stipulates payment due under varying terms, typically 30 days. The contract with the customer stipulates a guarantee period whereby the customer may be refunded if the employee is terminated within a short period of time, however this has historically been infrequent, and immaterial upon occurrence. As such, the Company’s performance obligations are satisfied upon commencement of the employment, at which point control has transferred to the customer. Revenue in Fiscal 2023 was comprised of $189,595 of temporary contractor revenue and $1,281 of permanent placement revenue compared with $183,262 of temporary contractor revenue and $1,622 of permanent placement revenue for Fiscal 2022, respectively. Refer to Note 15 for further details on breakdown by segments.

Taxes Collected from Customers and Remitted to Governmental Agencies

Taxes Collected from Customers and Remitted to Governmental Agencies

The Company records taxes on customer transactions due to governmental agencies as a receivable and a liability on the consolidated balance sheets. Sales taxes are recorded net on the consolidated statement of operations.

Advertising Costs		Advertising Costs Costs for advertising are expensed when incurred. Advertising expenses for the Company were $769 and $1,444 for Fiscal 2023 and 2022, respectively.
Legal Contingencies and Expenses

Legal Contingencies and Expenses

From time to time, the Company may become involved in various claims, disputes and legal or regulatory proceedings that arise in the ordinary course of business and relate to contractual and other obligations. The Company assesses its potential contingent and other liabilities by analyzing its claims, disputes and legal and regulatory matters using all available information and developing its views on estimated losses in consultation with its legal and other advisors. The Company determines whether a loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. If the contingency is not probable or cannot be reasonably estimated, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss may be incurred. Expenses associated with legal contingencies are expensed as incurred.

Restructuring Charges

Restructuring Charges

The Company records a liability for significant costs associated with exit or disposal activities, including lease termination costs, certain employee severance costs associated with formal restructuring plans, facility closings or other similar activities and related asset impairments, when the liability is incurred.

The determination of when the Company accrues for severance and related costs depends on whether the termination benefits are provided under a one-time benefit arrangement or under an ongoing benefit arrangement. Where the Company has either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, it recognizes severance costs when they are both probable and estimable. Costs associated with restructuring actions that include one-time severance benefits are only recorded once a liability has been incurred, including when management with the proper level of authority has committed to a restructuring plan and the plan has been communicated to employees. These charges are included in operational restructuring and other charges on the consolidated statements of operations. Other charges include knowledge transfer costs directly related to the restructuring initiatives and are expensed as incurred.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents held at financial institutions may at times exceed federally insured amounts. We believe we mitigate such risk by investing in or through major financial institutions. The Company had no cash equivalents at the end of Fiscal 2023 or Fiscal 2022.

Accounts Receivable

Accounts Receivable

Accounts receivables are presented net of an allowance for credit losses for estimated losses. On January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (CECL) methodology. The Company reviews the accounts receivable on a periodic basis by evaluating the age of the balance, a customer’s historical payment history, its current creditworthiness and current economic trends. The Company then records general and specific allowances when there is doubt as to the collectability of individual balances. Accounts are written off after all efforts to collect have been exhausted. As of the end of Fiscal 2023 and the end of Fiscal 2022, the Company had an allowance for credit losses of $75 and $48, respectively.

Income Taxes

Income Taxes

The Company utilizes Accounting Standards Codification (“ASC”) Topic 740, “Accounting for Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company applies the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of the date of this filing, the Company is current on all corporate, federal and state tax returns. The Company’s policy is to record interest and penalties related to unrecognized tax benefits as income tax expense.

The effective income tax rate was (1.80%), (2.09%), (0.53%) and (0.67%) for the three and nine months ending September 28, 2024 and September 30, 2023, respectively. The Company’s effective tax rate differs from the U.S. federal statutory rate of 21%, primarily due to changes in valuation allowances in the U.S., which eliminates the effective tax rate on current year losses, offset by current state taxes and changes to goodwill naked credit. The Company may have experienced an IRC Section 382 limitation during 2021, for which it is in process of conducting an analysis to determine the tax consequences of such a limitation.

Income Taxes

The Company utilizes Accounting Standards Codification (“ASC”) Topic 740, “Accounting for Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company applies the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of the date of this filing, the Company is current on all corporate, federal and state tax returns. The Company’s policy is to record interest and penalties related to unrecognized tax benefits such as income tax expense.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities of subsidiaries operating in foreign countries are translated into U.S. dollars using the exchange rate in effect at the balance sheet date and equity is translated at historical rate. Results of operations are translated using average exchange rates. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are included in a separate component of stockholders’ equity (accumulated other comprehensive income), while gains and losses resulting from foreign currency transactions are included in operations.

Deferred Financing Costs

Deferred Financing Costs

Costs incurred in connection with obtaining certain financing are deferred and amortized on an effective interest method basis over the term of the related obligation. In accordance with Accounting Standards Update (“ASU”) 2015-03, “Imputation of Interest — Simplifying the Presentation of Debt Issuance Costs,” debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the debt liability, consistent with the presentation of a debt discount.

Business Combinations

Business Combinations

In accordance with ASC 805, “Business Combinations,” the Company records acquisitions under the purchase method of accounting, under which the acquisition purchase price is allocated to the assets acquired and liabilities assumed based upon their respective fair values. The Company utilizes management estimates and, in some instances, may retain the services of an independent third-party valuation firm to assist in determining the fair values of assets acquired, liabilities assumed, and contingent consideration granted. Such estimates and valuations require us to make significant assumptions, including projections of future events and operating performance.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

In accordance with ASC 820, “Fair Value Measurements and Disclosures,” the Company measures and accounts for certain assets and liabilities at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements and establishes a framework for measuring fair value and standards for disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

There were no Level 1or 2 assets or liabilities or Level 3 assets in any period. The Company’s Level 3 liabilities were its warrants issued to Jackson and contingent consideration in connection with acquisitions.

The table below represents a rollforward of the Level 3 contingent consideration:

Contingent Consideration
Balance at January 1, 2022	$4,054
Headway deferred consideration	4,290
Balance at December 31, 2022	$8,344
Headway Earnout	710
Balance at December 30, 2023	$9,054

Cash is considered to be highly liquid and easily tradable and therefore classified as Level 1 within our fair value hierarchy.

ASC 825-10-25, “Fair Value Option” expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value options for any of its qualifying financial instruments.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives for each category as follows:

Computers	3 – 5 years
Computer equipment	3 – 5 years
Network equipment	3 – 5 years
Software	3 – 5 years
Office equipment	3 – 7 years
Furniture and fixtures	3 – 7 years
Leasehold improvements	3 – 5 years

Amortization of leasehold improvements is computed using the straight-line method over the shorter of the life of the lease or the estimated useful life of the assets. Maintenance and repairs are charged to expense as incurred. Major improvements are capitalized.

At the time of retirement or disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in Other income/(expenses.)

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 360 “Property, Plant, and Equipment,” the Company periodically reviews its long-lived assets, including intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows will not be sufficient to recover an asset’s carrying amount. The amount of impairment is measured as the difference between the estimated fair value and the book value of the underlying asset.

Goodwill

Goodwill

Goodwill relates to amounts that arose in connection with various acquisitions and represents the difference between the purchase price and the fair value of the identifiable intangible and tangible net assets when accounted for using the purchase method of accounting. Goodwill is not amortized, but it is subject to periodic review for impairment. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, a decline in the equity value of the business, a significant adverse change in certain agreements that would materially affect reported operating results, business climate or operational performance of the business and an adverse action or assessment by a regulator.

The carrying value of each reporting unit is based on the assignment of the appropriate assets and liabilities to each reporting unit. Assets and liabilities were assigned to each reporting unit if the assets or liabilities are employed in the operations of the reporting unit and the asset and liability is considered in the determination of the reporting unit fair value.

Goodwill

Goodwill relates to amounts that arose in connection with various acquisitions and represents the difference between the purchase price and the fair value of the identifiable intangible and tangible net assets when accounted for using the purchase method of accounting. Goodwill is not amortized, but it is subject to periodic review for impairment. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, a decline in the equity value of the business, a significant adverse change in certain agreements that would materially affect reported operating results, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In accordance with ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350) Testing Goodwill for Impairment, or ASU 2011-08, the Company is required to review goodwill by reporting unit for impairment at least annually or more often if there are indicators of impairment present. During the year ended December 31, 2022, the Company changed its annual measurement date from the last day of the fiscal year end to the first day of the fiscal fourth quarter. A reporting unit is either the equivalent of, or one level below, an operating segment. The Company early adopted the provisions in ASU 2017-04, which eliminates the second step of the goodwill impairment test. As a result, the Company’s goodwill impairment tests include only one step, which is a comparison of the carrying value of each reporting unit to its fair value, and any excess carrying value, up to the amount of goodwill allocated to that reporting unit, is impaired.

The carrying value of each reporting unit is based on the assignment of the appropriate assets and liabilities to each reporting unit. Assets and liabilities were assigned to each reporting unit if the assets or liabilities are employed in the operations of the reporting unit and the asset and liability is considered in the determination of the reporting unit fair value.

The Company recognized an impairment with respect to its Staffing UK reporting unit of $10,000 during the quarter ended December 31, 2022. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the COVID-19 pandemic. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit.

Convertible Instruments

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815, “Derivative and Hedging.”

Accounting standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free-standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument.”

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Original issue discounts (“OID”) under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records, when necessary, deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

ASC 815-40 provides that, among other things, generally, if an event is not within the entity’s control and could require net cash settlement, then the contract shall be classified as an asset or a liability.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based instruments issued to employees in accordance with ASC Topic 718, “Compensation — Stock Compensation,” which requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees. The Company accounts for non-employee share-based awards in accordance with ASU 2018-07 — Compensation — Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the warrants the Company has privately placed were estimated using a Black Scholes model. Refer to Note 13 for further details.

Treasury Stock Method

Treasury Stock Method

The Company is using the treasury stock method in our calculation of diluted earnings per share. Due to this application, the warrants and options outstanding are anti-dilutive due to their strike price in relation to the Company’s stock price.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740), which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The new guidance requires consistent categorization and greater disaggregation of information in the rate reconciliation, as well as further disaggregation of income taxes paid. This change is effective for annual periods beginning after December 15, 2024. This change will apply on a prospective basis to annual financial statements for periods beginning after the effective date. However, retrospective application in all prior periods presented is permitted. The Company does not expect the adoption of this ASU to have a material impact on its financial statements.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740), which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The new guidance requires consistent categorization and greater disaggregation of information in the rate reconciliation, as well as further disaggregation of income taxes paid. This change is effective for annual periods beginning after December 15, 2024. This change will apply on a prospective basis to annual financial statements for periods beginning after the effective date. However, retrospective application in all prior periods presented is permitted. The Company does not expect the adoption of this ASU to have a material impact on its financial statements.

Going Concern

Going Concern

The accompanying condensed consolidated financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern. Historically, the Company has funded such payments either through cash flow from operations or the raising of capital through additional debt or equity. If the Company is unable to obtain additional capital, such payments may not be made on time.

The Board of the Company is reviewing all of the strategic options open to it in determining how to resolve the Going Concern qualification and will update Stockholders as and when any material solution has been determined and ready to be acted upon. These solutions may include, but are not limited to, the restructuring of debt and raising of additional debt, management of expenditures, raising of additional equity, potential dispositions of assets, in addition to what has already happened in disposing of the UK operation to protect cash flows.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. Refer to Note 9 — Stockholders’ Deficit for further details.